GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets Future Amortization Expense) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 1,109
2017	1,845
2018	1,421
Thereafter	1,372
Other intangible assets, net	$ 5,747	$ 9,272